Fixed Assets (Details) - Property, Plant and Equipment - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ (123,345)	$ (106,504)	$ (93,018)
Fixed Assets, net of accumulated depreciation	374,967	393,887	354,938
Land and Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	326,400	326,400	326,400
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 171,912	$ 173,991	$ 121,556